As filed with the Securities and Exchange Commission on August 9, 2012

1933 Act Registration Number 333-107797

1940 Act Registration Number 811-21410

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 25	☒

The Weitz Funds

(Exact Name of Registrant as Specified in Charter)

Suite 200

1125 South 103 Street

Omaha, NE 68124-6008

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

402-391-1980

Wallace R. Weitz

Suite 200

1125 South 103 Street

Omaha, NE 68124-6008

(Name and Address of Agent for Service)

Copies of all communications to:

Patrick W.D. Turley, Esq.

Dechert LLP

1775 I Street N.W.

Washington, DC 20006-2401

It is proposed that this filing will become effective on August 9, 2012 pursuant to paragraph (b) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned authorized individual in the City of Omaha, State of Nebraska, on the 9th day of August 2012.

THE WEITZ FUNDS
By:	/s/ Wallace R. Weitz
Wallace R. Weitz, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on August 9, 2012:

Signature	Title

/s/ Wallace R. Weitz	President and Trustee
Wallace R. Weitz

/s/ Kenneth R. Stoll	Chief Financial Officer
Kenneth R. Stoll

/s/ John W. Hancock*	Trustee
John W. Hancock

/s/ Richard D. Holland*	Trustee
Richard D. Holland

/s/ Thomas R. Pansing, Jr.*	Trustee
Thomas R. Pansing, Jr.

/s/ Delmer L. Toebben*	Trustee
Delmer L. Toebben

/s/ Lorraine Chang*	Trustee
Lorraine Chang

/s/ Roland J. Santoni**	Trustee
Roland J. Santoni

/s/ Barbara W. Schaefer***	Trustee
Barbara W. Schaefer

/s/ Justin B. Wender****	Trustee
Justin B. Wender

/s/ Wallace R. Weitz
Wallace R. Weitz
Attorney-in-fact

* Pursuant to Power of Attorney filed with Registration Statement dated August 8, 2003.

** Pursuant to Power of Attorney filed March 12, 2004.

*** Pursuant to Power of Attorney filed with Registration Statement dated May 27, 2005.

**** Pursuant to Power of Attorney filed with Registration Statement dated August 1, 2009.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase